Note 16 - Commitments and Contingencies (Details) - Non-Cancelable Operating Leases - Dec. 31, 2015	CNY (¥)	USD ($)
Non-Cancelable Operating Leases [Abstract]
2016	¥ 7,622,851	$ 1,176,766
2017	3,709,735	572,684
2018	2,030,586	313,468
2019	2,114,901	326,484
2020	533,995	82,435
Total	¥ 16,012,068	$ 2,471,837